Interest and Finance Costs	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

The amounts in the consolidated statements of comprehensive income are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2022	2023	2024
Interest on debt (including $207, $- and $- respectively, to related party)	11,895	18,142	20,450
Bank charges	132	120	184
Amortization and write-off of financing fees	2,522	1,190	1,443
Amortization of debt discount relating to Vessel fair value participation liability (Note 7)	-	3,537	1,419
Total	14,549	22,989	23,496
Less interest capitalized	(184)	-	-
Total	14,365	22,989	23,496